UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30,

Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2010

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 1.5%
Cooper Tire & Rubber Co.	101,540	$2,394,313
Superior Industries International Inc.	110,845	2,352,131

Total Auto Components		4,746,444

Diversified Consumer Services - 1.2%
Sotheby’s Holdings Inc.	17,320	779,400
Steiner Leisure Ltd.	67,328	3,144,218	*

Total Diversified Consumer Services		3,923,618

Hotels, Restaurants & Leisure - 0.8%
Brinker International Inc.	35,860	748,757
California Pizza Kitchen Inc.	88,300	1,525,824	*
Morgans Hotel Group Co.	44,040	399,443	*

Total Hotels, Restaurants & Leisure		2,674,024

Leisure Equipment & Products - 1.2%
Callaway Golf Co.	464,730	3,750,371

Specialty Retail - 2.7%
Cato Corp., Class A Shares	129,714	3,555,461
Children’s Place Retail Stores Inc.	65,360	3,244,470	*
MarineMax Inc.	178,640	1,670,284	*

Total Specialty Retail		8,470,215

Textiles, Apparel & Luxury Goods - 3.3%
Fossil Inc.	53,940	3,801,691	*
Hanesbrands Inc.	134,200	3,408,680	*
Timberland Co., Class A Shares	141,217	3,472,526	*

Total Textiles, Apparel & Luxury Goods		10,682,897

TOTAL CONSUMER DISCRETIONARY		34,247,569

CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 1.0%
Pantry Inc.	84,797	1,684,068	*
Weis Markets Inc.	39,690	1,600,698

Total Food & Staples Retailing		3,284,766

Household Products - 0.6%
Central Garden and Pet Co., Class A Shares	197,220	1,948,534	*

TOTAL CONSUMER STAPLES		5,233,300

ENERGY - 7.6%
Energy Equipment & Services - 3.3%
Gulf Island Fabrication Inc.	55,440	1,562,299
ION Geophysical Corp.	94,240	799,155	*
Matrix Service Co.	261,270	3,182,268	*
Natural Gas Services Group	91,390	1,728,185	*
TETRA Technologies Inc.	125,740	1,492,534	*
Tidewater Inc.	33,190	1,786,950

Total Energy Equipment & Services		10,551,391

Oil, Gas & Consumable Fuels - 4.3%
Bill Barrett Corp.	87,930	3,616,561	*
Carrizo Oil & Gas Inc.	91,260	3,147,557	*
Denbury Resources Inc.	110,942	2,117,883	*
Petroquest Energy Inc.	112,380	846,221	*
Rex Energy Corp.	131,730	1,798,115	*
SM Energy Co.	40,720	2,399,630

Total Oil, Gas & Consumable Fuels		13,925,967

TOTAL ENERGY		24,477,358

FINANCIALS - 33.3%
Capital Markets - 6.9%
Affiliated Managers Group Inc.	42,370	4,203,952	*
Artio Global Investors Inc.	281,160	4,147,110
Cohen & Steers Inc.	18,460	481,806
Duff & Phelps Corp., Class A Shares	105,250	1,774,515
HFF Inc., Class A Shares	310,090	2,995,469	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
Capital Markets - cont’d
Raymond James Financial Inc.	87,100	$2,848,170
Stifel Financial Corp.	59,124	3,668,053	*
Teton Advisors Inc., Class A Shares	711	7,021
Waddell & Reed Financial Inc., Class A Shares	52,590	1,855,901

Total Capital Markets		21,981,997

Commercial Banks - 10.2%
Bancorp Inc.	412,146	4,191,525	*
Cullen/Frost Bankers Inc.	45,778	2,797,951
First Republic Bank	16,600	483,392	*
First Security Group Inc.	316,556	288,066	*
FirstMerit Corp.	164,930	3,263,965
IBERIABANK Corp.	68,439	4,046,798
Signature Bank	134,320	6,716,000	*
SVB Financial Group	84,730	4,494,926	*
Tompkins Trustco Inc.	23,872	934,828
Umpqua Holdings Corp.	178,635	2,175,774
Wintrust Financial Corp.	100,220	3,310,267

Total Commercial Banks		32,703,492

Insurance - 5.9%
Allied World Assurance Co. Holdings Ltd.	105,170	6,251,305
Arch Capital Group Ltd.	29,100	2,562,255	*
CNA Surety Corp.	161,394	3,821,810	*
EMC Insurance Group Inc.	73,100	1,654,984
Fidelity National Financial Inc., Class A Shares	24,463	334,654
Meadowbrook Insurance Group Inc.	431,110	4,418,877

Total Insurance		19,043,885

Real Estate Investment Trusts (REITs) - 6.7%
BioMed Realty Trust Inc.	183,750	3,426,937
Cogdell Spencer Inc.	217,560	1,261,848
Corporate Office Properties Trust	37,670	1,316,566
Cousins Properties Inc.	189,470	1,580,180
EastGroup Properties Inc.	37,180	1,573,458
Hersha Hospitality Trust	283,420	1,870,572
LaSalle Hotel Properties	96,504	2,547,706
Mid-America Apartment Communities Inc.	45,540	2,891,335
Pebblebrook Hotel Trust	152,140	3,091,485
Saul Centers Inc.	14,070	666,214
Senior Housing Properties Trust	27,930	612,784
Washington Real Estate Investment Trust	18,760	581,372

Total Real Estate Investment Trusts (REITs)		21,420,457

Real Estate Management & Development - 2.9%
Campus Crest Communities Inc.	115,600	1,620,712
CB Richard Ellis Group Inc., Class A Shares	132,260	2,708,685	*
Jones Lang LaSalle Inc.	58,490	4,908,481

Total Real Estate Management & Development		9,237,878

Thrifts & Mortgage Finance - 0.7%
People’s United Financial Inc.	82,866	1,160,953
Westfield Financial Inc.	131,000	1,211,750

Total Thrifts & Mortgage Finance		2,372,703

TOTAL FINANCIALS		106,760,412

HEALTH CARE - 3.9%
Biotechnology - 1.2%
iShares Trust - iShares Nasdaq Biotechnology Index Fund	42,903	4,007,998

Health Care Providers & Services - 2.0%
Cross Country Healthcare Inc.	81,921	693,871	*
LifePoint Hospitals Inc.	66,810	2,455,268	*
RehabCare Group Inc.	142,260	3,371,562	*

Total Health Care Providers & Services		6,520,701

Health Care Technology - 0.5%
MedQuist Inc.	183,051	1,583,391

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 0.2%
Enzo Biochem Inc.	91,040	$480,691	*

TOTAL HEALTH CARE		12,592,781

INDUSTRIALS - 21.1%
Aerospace & Defense - 0.7%
Spirit AeroSystems Holdings Inc.	108,190	2,251,434	*

Building Products - 1.3%
Gibraltar Industries Inc.	200,862	2,725,698	*
Simpson Manufacturing Co. Inc.	46,830	1,447,515

Total Building Products		4,173,213

Commercial Services & Supplies - 1.1%
EnergySolutions Inc.	231,810	1,291,182
United Stationers Inc.	36,481	2,327,852	*

Total Commercial Services & Supplies		3,619,034

Construction & Engineering - 2.0%
EMCOR Group Inc.	105,556	3,059,013	*
Granite Construction Inc.	17,690	485,237
Tutor Perini Corp.	135,740	2,906,193

Total Construction & Engineering		6,450,443

Electrical Equipment - 1.8%
GrafTech International Ltd.	82,430	1,635,411	*
Regal-Beloit Corp.	61,170	4,083,709

Total Electrical Equipment		5,719,120

Machinery - 8.5%
Albany International Corp., Class A Shares	115,526	2,736,811
Altra Holdings Inc.	282,540	5,611,245	*
Kaydon Corp.	59,899	2,439,087
Mueller Industries Inc.	60,820	1,988,814
Mueller Water Products Inc., Class A Shares	546,690	2,279,697
Oshkosh Corp.	15,691	552,951	*
RBC Bearings Inc.	102,560	4,008,045	*
Snap-on Inc.	65,853	3,725,963
WABCO Holdings Inc.	63,740	3,883,678	*

Total Machinery		27,226,291

Marine - 1.3%
Diana Shipping Inc.	100,590	1,209,092	*
Kirby Corp.	68,850	3,032,842	*

Total Marine		4,241,934

Professional Services - 1.4%
CDI Corp.	5,280	98,155
Hudson Highland Group Inc.	144,220	840,803	*
Korn/Ferry International	37,920	876,331	*
TrueBlue Inc.	137,676	2,476,791	*

Total Professional Services		4,292,080

Road & Rail - 2.5%
Genesee & Wyoming Inc., Class A Shares	81,970	4,340,312	*
Landstar System Inc.	36,810	1,507,001
Old Dominion Freight Line Inc.	68,685	2,197,233	*

Total Road & Rail		8,044,546

Transportation - 0.5%
Con-way Inc.	43,900	1,605,423

TOTAL INDUSTRIALS		67,623,518

INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 2.6%
Bel Fuse Inc., Class B Shares	34,911	834,373
Black Box Corp.	58,042	2,222,428
Digi International Inc.	137,260	1,523,586	*
Plantronics Inc.	101,690	3,784,902

Total Communications Equipment		8,365,289

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
Computers & Peripherals - 0.2%
Rimage Corp.	48,017	$715,933	*

Electronic Equipment, Instruments & Components - 1.5%
AVX Corp.	103,010	1,589,444
Park Electrochemical Corp.	105,040	3,151,200

Total Electronic Equipment, Instruments & Components		4,740,644

Semiconductors & Semiconductor Equipment - 2.1%
Exar Corp.	238,440	1,664,311	*
ON Semiconductor Corp.	157,030	1,551,457	*
Varian Semiconductor Equipment Associates Inc.	49,190	1,818,554	*
Verigy Ltd.	132,250	1,721,895	*

Total Semiconductors & Semiconductor Equipment		6,756,217

Software - 2.0%
EPIQ Systems Inc.	68,083	934,780
Lawson Software Inc.	595,060	5,504,305	*

Total Software		6,439,085

TOTAL INFORMATION TECHNOLOGY		27,017,168

MATERIALS - 7.1%
Chemicals - 2.3%
A. Schulman Inc.	66,600	1,524,474
Ferro Corp.	162,800	2,383,392	*
Koppers Holdings Inc.	66,520	2,380,086
PolyOne Corp.	91,420	1,141,836	*

Total Chemicals		7,429,788

Containers & Packaging - 0.6%
AptarGroup Inc.	40,632	1,932,864

Metals & Mining - 3.3%
Carpenter Technology Corp.	73,790	2,969,309
Haynes International Inc.	100,790	4,216,046
Horsehead Holding Corp.	103,900	1,354,856	*
Olympic Steel Inc.	24,490	702,373
RTI International Metals Inc.	52,060	1,404,579	*

Total Metals & Mining		10,647,163

Paper & Forest Products - 0.9%
Louisiana-Pacific Corp.	286,340	2,708,776	*

TOTAL MATERIALS		22,718,591

UTILITIES - 3.4%
Electric Utilities - 2.0%
Cleco Corp.	34,300	1,055,068
MGE Energy Inc.	43,117	1,843,683
Portland General Electric Co.	79,300	1,720,810
Unisource Energy Corp.	48,640	1,743,257

Total Electric Utilities		6,362,818

Gas Utilities - 1.4%
Laclede Group Inc.	21,590	788,899
New Jersey Resources Corp.	30,504	1,315,027
Northwest Natural Gas Co.	38,134	1,772,087
WGL Holdings Inc.	19,410	694,296

Total Gas Utilities		4,570,309

TOTAL UTILITIES		10,933,127

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $230,167,345)	311,603,824

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 2.9%
Repurchase Agreements - 2.9%
Interest in $150,000,000 joint tri-party repurchase agreement dated 12/31/10 with Deutsche Bank Securities Inc.; Proceeds at maturity- $9,194,169; (Fully collateralized by various U.S. government agency obligations, 4.125% to 4.750% due 2/24/11 to 11/19/12; Market value -$9,377,945) (Cost - $9,194,000)	0.220%	1/3/11	$9,194,000	$9,194,000

TOTAL INVESTMENTS - 100.0% (Cost - $239,361,345#)				320,797,824
Other Assets in Excess of Liabilities - 0.0%				134,442

TOTAL NET ASSETS - 100.0%				$320,932,266

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$311,603,824	—	—	$311,603,824

Short-term investments†	—	$9,194,000	—	9,194,000

Total investments	$311,603,824	$9,194,000	$—	$320,797,824

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued

Notes to Schedule of Investments (unaudited) (continued)

interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$92,759,415
Gross unrealized depreciation	(11,322,936)

Net unrealized appreciation	$81,436,479

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 23, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	February 23, 2011